Group companies	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Group companies
43 Group companies
1. Subsidiaries
The principal subsidiaries of the parent company Aegon Ltd. are listed by geographical segment. All are wholly owned, directly or indirectly, unless stated otherwise, and are involved in insurance or reinsurance business, pensions, asset management or services related to these activities. Aegon’s voting power in these subsidiaries equals its shareholdings.

Americas	United Kingdom	International	Asset Management

Transamerica Casualty Insurance Company, Cedar Rapids, Iowa (United States)	Aegon Investment Solutions Ltd., Edinburgh	Aegon España S.A.U. de Seguros y Reaseguros, Madrid (Spain)	Aegon Asset Management Holding B.V., The Hague (The Netherlands)

Transamerica Corporation, Wilmington, Delaware (United States)	Aegon Investments Ltd., London	Transamerica Life (Bermuda) Ltd., Hamilton (Bermuda)	Aegon Asset Management UK plc, Edinburgh (United Kingdom)

Transamerica Financial Life Insurance Company, Harrison, New York (United States)	Cofunds Limited, London		Aegon Investment Management B.V., The Hague ( The Netherlands)

Transamerica Life Insurance Company, Cedar Rapids, Iowa (United States)	Scottish Equitable plc, Edinburgh		Aegon USA Investment Management, LLC, Cedar Rapids (United States)

World Financial Group Insurance Agency, LLC, Cedar Rapids, Iowa (United States)	Origen Financial Services Limited, Farnborough		Aegon USA Realty Advisors, LLC, Des Moines (United States)

World Financial Group Holding Company of Canada Inc., Toronto (Canada)
The legally required list of participations as set forth in Articles 379 and 414 of Book 2 of the Dutch Civil Code has been registered with the Trade Register in The Hague. Aegon Ltd. has issued a statement of liability as defined in Article 403 of Book 2 of the Dutch Civil Code for its subsidiary company Aegon Derivatives N.V.
2. Joint ventures
The principal joint ventures are listed by geographical segment. The voting powers in these joint ventures is equal to the shareholdings, unless stated otherwise.
International
•	Santander Generales Seguros y Reaseguros, S.A., Madrid (Spain) (51%)
•	Santander Vida Seguros y Reaseguros, S.A., Madrid (Spain) (51%)
•	Aegon Santander Portugal Não Vida – Companhia de Seguros S.A., Lisbon (Portugal) (51%)
•	Aegon Santander Portugal Vida – Companhia de Seguros de Vida S.A., Lisbon (Portugal) (51%)
•	Aegon THTF Life Insurance Co., Ltd., Shanghai (China) (50%)
•	Mongeral Aegon, Seguros e Previdencia S.A., Rio de Janeiro (Brazil) (59.2%, where Aegon has 50% voting rights)
•	Sicoob Seguradora de Vida e Previdência S.A., Rio de Janeiro (Brazil) (29.6%)

Asset Management
●	Aegon Industrial Fund Management Co., Ltd., Shanghai (China) (49%)
See note
21 Investments in joint ventures and associates
for further details on these investments.
3. Investments in associates
The principal investments in associates are listed by geographical segment. The voting powers in these associates are equal to the shareholdings, unless stated otherwise.
Americas
●	Dawn Holdings LLC, Wilmington, Delaware (United States) (19.99%)
Holding
●	ASR Nederland N.V., Utrecht (24.12%)
Pursuant to the relationship agreement entered into with a.s.r. for a period of five years post-closing (July 1, 2023), Aegon has an exclusive right to nominate up to two members of the Supervisory Board (if Aegon holds more than 20% of the shares it may nominate two members of which one qualifies as Independent Nominee and the other as
Non-independent
Nominee; if it holds 20% or less but more than 10% of the shares it may nominate one member who qualifies as
Non-independent
Nominee). In addition, Aegon has the right to designate its nominees to the Audit and Risk Committee and the ESG Committee, subject to certain conditions.
For as long as Aegon holds more than 20% of the shares, the affirmative vote of the
Non-independent
Nominee is required for:
●	Significant changes to dividend policy (as per current stated a.s.r. policies);
●	Certain dilutive transactions (issuance of equity or debt instruments); and
●	M&A transactions (acquisitions and divestments, joint ventures, and long-term co-operations) with a value exceeding EUR 500 million.
Furthermore, for as long as Aegon holds more than 20% of the shares, the following needs the unanimous vote of all Supervisory Directors in office and the affirmative vote of the
Non-independent
Nominee:
●	Material decisions on capital management, material reinsurance, and capital allocation/distribution, in each case to the extent this would result in a material change to the characteristics of the risk profile of (the enterprise of) a.s.r. and other than in the ordinary course of business.
Except for significant changes to the dividend policy, the same applies when Aegon holds between 10% and 20% of the shares. If Aegon holds less than 10%, the relationship agreement from which the abovementioned rights derive is automatically terminated.
Asset Management
●	La Banque Postale Asset Management, Paris (France) (25%)
See note
21 Investments in joint ventures and associates
for further details on these investments.